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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-7986

                          The Alger Institutional Funds


                       ----------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
             (Address of principal executive offices)     (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1. Schedule of Investments.


The Alger Institutional Funds
Alger LargeCap Growth Institutional Fund
Schedule of Investments(Unaudited)
July 31, 2007

                                                     SHARES            VALUE
                                                     ------            -----

COMMON STOCKS-94.7%

AEROSPACE & DEFENSE-3.5%
Boeing Company                                        6,900         $   713,667
General Dynamics Corporation                         14,400           1,131,264
                                                                    -----------
                                                                      1,844,931
                                                                    -----------

BEVERAGES-1.9%
PepsiCo, Inc.                                        15,500           1,017,110
                                                                    -----------

BIOTECHNOLOGY-.9%
Genentech, Inc.*                                      6,300             468,594
                                                                    -----------

CABLE-1.1%
Time Warner Cable, Inc.*                             14,800             565,655
                                                                    -----------

CAPITAL MARKETS-1.0%
Bear Stearns Companies Inc.                           4,250             515,185
                                                                    -----------

COMMUNICATION EQUIPMENT-4.9%
Cisco Systems, Inc.*                                 53,300           1,540,903
QUALCOMM Inc.                                        15,600             649,740
Research In Motion Limited*                           1,900             406,600
                                                                    -----------
                                                                      2,597,243
                                                                    -----------

COMPUTER SERVICES-.6%
Akamai Technologies, Inc.*                            9,250             314,130
                                                                    -----------

COMPUTERS & PERIPHERALS-6.7%
Apple Computer, Inc.*                                 7,700           1,014,552
Dell Inc.*                                           31,300             875,461
Hewlett-Packard Company                              10,000             460,300
Memc Electronic Materials, Inc.*                     11,600             711,312
SanDisk Corporation*                                  9,550             512,167
                                                                    -----------
                                                                      3,573,792
                                                                    -----------

CONGLOMERATE-1.7%
ITT Corporation                                      14,650             921,191
                                                                    -----------

                                                     SHARES            VALUE
                                                     ------            -----

DIVERSIFIED FINANCIAL SERVICES-1.2%
Citigroup Inc.                                       13,900         $   647,323
                                                                    -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.9%
Emerson Electric Co.                                 10,900             513,062
                                                                    -----------

ELECTRONICS-2.3%
Nintendo Co., Ltd.#                                  19,900           1,215,911
                                                                    -----------

ENERGY EQUIPMENT & SERVICES-4.7%
Cameron International Corp.*                          7,000             546,004
National-Oilwell Varco Inc.*                          5,450             654,600
Schlumberger Limited                                  7,800             738,816
Transocean Inc.*                                      5,350             574,858
                                                                    -----------
                                                                      2,514,273
                                                                    -----------

FINANCE-.7%
IntercontinentalExchange Inc. *                       2,700             408,050
                                                                    -----------

FINANCIAL SERVICES-3.9%
CME Group, Inc. Holdings Inc.                         1,350             745,874
Hong Kong Exchanges & Clearing Limited               20,100             327,989
Nymex Holdings Inc.*                                  4,250             529,125
UBS AG                                                8,550             470,849
                                                                    -----------
                                                                      2,073,837
                                                                    -----------

FOOD & STAPLES RETAILING-4.2%
Walgreen Co.                                         20,850             921,153
Wal-Mart Stores, Inc.                                17,150             788,043
Whole Foods Market, Inc.                             14,000             518,560
                                                                    -----------
                                                                      2,227,756
                                                                    -----------

FREIGHT & LOGISTICS-1.4%
FedEx Corp.                                           6,550             725,347
                                                                    -----------

HEALTH CARE EQUIPMENT & SUPPLIES-2.6%
Hologic, Inc.*                                        9,650             499,870
Intuitive Surgical, Inc.*                             1,800             382,698
Zimmer Holdings, Inc.*                                6,950             540,432
                                                                    -----------
                                                                      1,423,000
                                                                    -----------

HEALTH CARE PROVIDERS & SERVICES-2.8%
Health Net Inc.*                                     17,600             871,904
UnitedHealth Group Incorporated                      12,800             619,904
                                                                    -----------
                                                                      1,491,808
                                                                    -----------

HOTELS, RESTAURANTS & LEISURE-4.4%
Accor SA                                              4,400             374,946
Las Vegas Sands Corp.*                                6,450             562,763
MGM MIRAGE *                                          3,900             285,129
Starbucks Corporation                                33,250             887,110
Starwood Hotels & Resorts WorldWide, Inc.             4,300             270,728
                                                                    -----------
                                                                      2,380,676
                                                                    -----------

HOUSEHOLD PRODUCTS-2.2%
Procter & Gamble Company                             19,050           1,178,433
                                                                    -----------

                                                     SHARES            VALUE
                                                     ------            -----

INDUSTRIAL CONGLOMERATES-3.4%
3M Co.                                                6,700         $   595,764
General Electric Company                             31,750           1,230,630
                                                                    -----------
                                                                      1,826,394
                                                                    -----------

INFORMATION TECHNOLOGY SERVICES-1.0%
Cognizant Technology Solutions Corporation Cl. A*     6,400             518,272
                                                                    -----------

INSURANCE-1.6%
American International Group, Inc.                   13,200             847,176
                                                                    -----------

INTERNET & CATALOG RETAIL-2.1%
eBay Inc.*                                           26,900             871,560
IAC/InterActiveCorp.*                                 8,700             250,038
                                                                    -----------
                                                                      1,121,598
                                                                    -----------

INTERNET SOFTWARE & SERVICES-3.1%
Google Inc. Cl. A*                                    1,950             994,500
Yahoo! Inc. *                                        28,050             652,163
                                                                    -----------
                                                                      1,646,663
                                                                    -----------

MACHINERY-.5%
Joy Global Inc.                                       5,950             294,466
                                                                    -----------

MEDIA-3.8%
Comcast Corporation Special  Cl.  A*                 34,500             902,865
Focus Media Holding Limited ADR*#                     7,100             293,301
News Corporation Cl. A                               22,150             467,808
XM Satellite Radio Holdings Inc. Cl. A*              34,650             396,743
                                                                    -----------
                                                                      2,060,717
                                                                    -----------

METALS & MINING-2.4%
Freeport-McMoRan Copper & Gold, Inc. Cl. B            8,752             822,513
Peabody Energy Corporation                           11,600             490,216
                                                                    -----------
                                                                      1,312,729
                                                                    -----------

MULTILINE RETAIL-.8%
Penny, (JC) Co. Inc.                                  6,550             445,662
                                                                    -----------

OIL & GAS-.7%
EOG Resources, Inc.                                   5,350             375,035
                                                                    -----------

PHARMACEUTICALS-4.1%
Abbott Laboratories                                  14,200             719,798
Johnson & Johnson                                    13,450             813,725
Merck & Co. Inc.                                     13,750             682,688
                                                                    -----------
                                                                      2,216,211
                                                                    -----------

REAL ESTATE-.8%
Jones Lang LaSalle Incorporated                       3,750             411,675
                                                                    -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.2%
Intel Corporation                                    43,150           1,019,203
Lam Research Corporation*                             4,700             271,848
Maxim Integrated Products, Inc.                      18,600             589,620
Micron Technology, Inc.*                             26,450             313,962
NVIDIA Corporation*                                  12,450             569,712
                                                                    -----------
                                                                      2,764,345
                                                                    -----------

SOFTWARE-5.9%
Adobe Systems Incorporated                           12,600             507,654
Microsoft Corporation                                54,800           1,588,652
Symantec Corporation*                                21,900             420,480
TomTom NV*                                            9,600             620,379
                                                                    -----------
                                                                      3,137,165
                                                                    -----------

SPECIALTY RETAIL-1.8%
Home Depot, Inc.                                     12,150             451,616
Urban Outfitters, Inc.*                              26,504             531,670
                                                                    -----------
                                                                        983,286
                                                                    -----------

                                                     SHARES            VALUE
                                                     ------            -----


TOBACCO-1.8%
Altria Group, Inc.                                   14,150         $   940,551
                                                                    -----------

UTILITIES-1.0%
Veolia Environnement                                  7,100             527,743
                                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES-1.1%
NII Holdings Inc. Cl. B*                              7,200             604,944
                                                                    -----------

Total Common Stocks (Cost $47,149,010)                               50,651,940
                                                                    -----------

                                                  PRINCIPAL
                                                  AMOUNT               VALUE
                                                  ------               -----

SHORT-TERM INVESTMENTS-5.7%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $3,080,000)                              $3,080,000         $ 3,080,000
                                                                    -----------


Total Investments (Cost $50,229,010)(a)              100.4%          53,731,940

Liabilities in Excess of Other Assets                  (0.4)           (234,480)
                                                        ---            --------

NET ASSETS                                           100.0%         $53,497,460
                                                 ==============================


* Non-income producing securities.

# American Depositary Receipts.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $50,229,010 amounted to $3,502,930 which consisted of aggregate gross unrealized appreciation of $5,136,407 and aggregate gross unrealized depreciation of $1,633,477.

The Alger Institutional Funds
Alger SmallCap Growth Institutional Fund
Schedule of Investments(Unaudited)
July 31, 2007

COMMON STOCKS-94.3%                                  SHARES            VALUE
                                                     ------            -----

AEROSPACE & DEFENSE-3.3%
BE Aerospace, Inc.*                                 241,505        $  9,795,442
Esterline Technologies Corporation*                 179,075           8,289,382
SI International Inc.*                              204,230           5,949,220
                                                                   ------------
                                                                     24,034,044
                                                                   ------------

AIRLINES-.7%
AirTran Holdings, Inc.*                             551,340           5,425,185
                                                                   ------------

AUTO COMPONENTS-1.2%
LKQ Corporation*                                    309,970           8,812,447
                                                                   ------------

AUTO EQUIPMENT & SERVICES-1.1%
Tenneco Inc.*                                       221,405           7,815,596
                                                                   ------------

BIOTECHNOLOGY-3.1%
Arena Pharmaceuticals, Inc.*                        321,900           3,679,317
InterMune, Inc.*                                    154,355           3,295,479
Neurocrine Biosciences, Inc.*                       368,650           3,749,171
Onyx Pharmaceuticals, Inc.*                         209,200           5,817,852
Progenics Pharmaceuticals, Inc.*                    171,300           3,650,403
Regeneron Pharmaceuticals, Inc.*                    183,990           2,739,611
                                                                   ------------
                                                                     22,931,833
                                                                   ------------

BUSINESS SERVICES-.8%
TeleTech Holdings Inc.*                             204,400           5,995,052
                                                                   ------------

CAPITAL MARKETS-1.0%
Greenhill & Co., Inc.                               128,760           7,468,080
                                                                   ------------

CASINOS & RESORTS-2.1%
Ameristar Casinos, Inc.                             232,350           7,360,848
Bally Technologies Inc.*                            334,000           8,216,400
                                                                   ------------
                                                                     15,577,248
                                                                   ------------

                                                     SHARES            VALUE
                                                     ------            -----

CHEMICALS-1.0%
Zoltek Companies, Inc.*                             159,430        $  7,477,267
                                                                   ------------

COMMERCIAL BANKS-3.7%
Boston Private Financial Holdings, Inc.             276,405           7,045,563
First Midwest Bancorp., Inc.                        218,300           7,179,887
Signature Bank*                                     238,510           7,367,574
Wintrust Financial Corporation                      151,690           5,978,103
                                                                   ------------
                                                                     27,571,127
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-2.2%
American Reprographics Co.*                         237,375           5,915,385
FTI  Consulting, Inc.*                              245,110          10,056,863
                                                                   ------------
                                                                     15,972,248
                                                                   ------------

COMMUNICATION EQUIPMENT-2.6%
Foundry Networks, Inc.*                             268,750           4,727,313
Polycom, Inc.*                                      265,455           8,221,141
Sonus Networks, Inc.*                               940,735           6,434,627
                                                                   ------------
                                                                     19,383,081
                                                                   ------------

COMMUNICATION TECHNOLOGY-1.7%
Dobson Communications Corp. *                       604,700           7,528,515
Time Warner Telecom Inc. Cl. A*                     267,550           5,230,603
                                                                   ------------
                                                                     12,759,118
                                                                   ------------

COMPUTER SERVICES-3.4%
ANSYS, Inc.*                                        331,200           8,624,447
Digital River, Inc.*                                159,950           7,199,350
GSI Commerce, Inc.*                                 206,000           4,585,560
Internap Network Services Corporation*              312,855           4,611,483
                                                                   ------------
                                                                     25,020,840
                                                                   ------------

COMPUTERS & PERIPHERALS-.6%
Synaptics Incorporated*                             134,400           4,720,128
                                                                   ------------

COMPUTER TECHNOLOGY-1.2%
Atheros Communications*                             307,585           8,575,470
                                                                   ------------

CONSTRUCTION & ENGINEERING-1.2%
URS Corporation*                                    174,355           8,588,727
                                                                   ------------

CORRECTIONAL FACILITIES-1.2%
The Geo Group Inc.*                                 327,300           9,053,118
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.3%
United Therapeutics Corporation*                    133,565           9,264,068
                                                                   ------------

ELECTRIC SERVICES-1.2%
ITC Holdings Corporation                            216,920           9,121,486
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-3.2%
Dril-Quip Inc.*                                     163,020           7,823,330
Horizon Offshore, Inc.*                             319,155           5,875,643
North American Energy Partner*                      353,000           6,085,720
T-3 Energy Services, Inc.*                          109,000           3,781,210
                                                                   ------------
                                                                     23,565,903
                                                                   ------------

                                                     SHARES            VALUE
                                                     ------            -----

ENGINEERING-.5%
Aecom Technology Corp.*                             147,300        $  3,822,435
                                                                   ------------

FINANCE-.5%
WNS Holdings Limited*                               156,590           3,914,750
                                                                   ------------

FINANCIAL INFORMATION SERVICES-1.3%
GFI Group Inc.*                                     123,220           9,182,354
                                                                   ------------

FINANCIAL SERVICES-.7%
Cohen & Steers, Inc.                                155,950           5,372,478
                                                                   ------------

FOOD & BEVERAGES-1.2%
Hain Celestial Group Inc. (The)*                    313,915           8,503,957
                                                                   ------------

HEALTH CARE-.4%
Gentiva Health Services Inc.*                       158,015           3,155,560
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-3.4%
Hologic, Inc.*                                      137,650           7,130,270
Illumina, Inc.                                      147,980           6,743,448
Kyphon Inc.*                                         72,600           4,764,012
Thoratec Corporation*                               314,950           6,113,180
                                                                   ------------
                                                                     24,750,910
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-2.4%
Parexel International Corporation*                  217,280           8,784,630
Psychiatric Solutions, Inc.*                        264,970           9,032,828
                                                                   ------------
                                                                     17,817,458
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-.9%
Orient-Express Hotels Ltd. Cl. A.                   145,250           6,746,863
                                                                   ------------

INSURANCE-1.0%
First Mercury Financial Corporation*                377,650           7,469,917
                                                                   ------------

INTERNET & CATALOG RETAIL-2.2%
Coldwater Creek Inc.*                               382,305           7,527,585
Priceline.com Incorporated*                         140,710           8,977,298
                                                                   ------------
                                                                     16,504,883
                                                                   ------------

INTERNET SOFTWARE & SERVICES-3.6%
Acme Packet, Inc.*                                  360,450           3,982,972
Allscripts Healthcare Solutions, Inc.*              364,500           8,292,375
DealerTrack Holdings Inc.*                          254,445           9,175,287
Omniture Inc.*                                      226,855           5,183,637
                                                                   ------------
                                                                     26,634,271
                                                                   ------------

IT SERVICES-1.0%
Wright Express Corp.*                               216,785           7,383,697
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.1%
LIFE TIME FITNESS, Inc.*                            160,695           8,262,937
                                                                   ------------

                                                     SHARES            VALUE
                                                     ------            -----

MACHINERY-2.4%
Actuant Corporation Cl. A                           143,580        $  8,755,508
Bucyrus International, Inc. Cl. A                   139,780           8,884,417
                                                                   ------------
                                                                     17,639,925
                                                                   ------------

MANUFACTURING-1.1%
Silgan Holdings Inc.                                161,550           8,339,211
                                                                   ------------


MEDIA-1.7%
NeuStar, Inc. Cl. A*                                213,310           6,151,860
World Wrestling Entertainment, Inc. Cl. A           431,545           6,473,175
                                                                   ------------
                                                                     12,625,035
                                                                   ------------

MEDICAL DEVICES-.5%
Dexcom Inc.*                                        437,950           3,516,739
                                                                   ------------

MEDICAL PRODUCTS-1.6%
Inverness Medical Innovations, Inc.*                115,800           5,605,878
Omrix Biopharmaceuticals, Inc. *                    227,250           6,517,530
                                                                   ------------
                                                                     12,123,408
                                                                   ------------

METALS-2.9%
RBC Bearings, Inc. *                                229,440           8,766,902
Thompson Creek Metals Co.,Inc*                      344,800           6,706,360
Uranium One, Inc.*                                  521,250           6,041,288
                                                                   ------------
                                                                     21,514,550
                                                                   ------------

METALS & MINING-.7%
Breakwater Resources, Ltd.*                       1,630,685           5,136,658
                                                                   ------------

OIL & GAS-1.8%
Carrizo  Oil & Gas, Inc.*                           167,960           6,142,297
Mariner Energy Inc.*                                324,400           6,854,572
                                                                   ------------
                                                                     12,996,869
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-1.0%
Petrobank Energy and Resources Ltd.*                253,210           7,079,752
                                                                   ------------

PHARMACEUTICAL PREPARATION-1.0%
Adams Respiratory Therapeutics, Inc.*               194,405           7,194,929
                                                                   ------------

PRINTING-.9%
Cenveo Inc.*                                        176,500           3,708,265
VistaPrint Limited*                                  84,650           2,890,798
                                                                   ------------
                                                                      6,599,063
                                                                   ------------

REAL ESTATE-.5%
HFF Inc.*                                           301,000           3,774,540
                                                                   ------------

RESTAURANTS-1.0%
McCormick & Schmick's Seafood Restaurants, Inc.*    293,250           7,149,435
                                                                   ------------

RETAIL-1.8%
bebe Stores, Inc.                                   419,900           5,824,013
Phillips-Van Heusen Corporation                     143,620           7,476,857
                                                                   ------------
                                                                     13,300,870
                                                                   ------------

SAVINGS &  LOANS-.5%
FirstFed Financial Corp.*                            80,800           3,652,160
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.7%
FormFactor Inc.*                                    206,280           7,919,089
SiRF Technology Holdings, Inc.*                     210,865           4,942,676
                                                                   ------------
                                                                     12,861,765
                                                                   ------------

                                                     SHARES            VALUE
                                                     ------            -----

SEMICONDUCTORS-.8%
Cirrus Logic, Inc.*                                 756,200        $  5,505,136
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.4%
ON Semiconductor Corporation*                       760,900           8,993,838
Tessera Technologies Inc.*                          207,370           8,529,128
                                                                   ------------
                                                                     17,522,966
                                                                   ------------

SOFTWARE-3.9%
Solera Holdings Inc.*                               199,800           3,736,260
Synchronoss Technologies Inc. *                     259,500           9,435,420
Take-Two Interactive Software, Inc.*                188,900           3,330,307
Tibco Software Inc.*                                492,130           4,001,017
VeriFone Holdings Inc.*                             227,995           8,301,298
                                                                   ------------
                                                                     28,804,302
                                                                   ------------

SPECIALTY RETAIL-2.2%
Aeropostale, Inc.*                                  123,005           4,684,030
Carter's, Inc.*                                     251,400           5,322,138
DSW Inc. Cl. A*                                     194,990           6,481,468
                                                                   ------------
                                                                     16,487,636
                                                                   ------------

TELEPHONE COMMUNICATION-1.2%
NICE Systems Ltd.*                                  264,200           8,776,724
                                                                   ------------

TEXTILES & APPAREL-1.1%
Iconix Brand Group, Inc.*                           391,675           7,747,332
                                                                   ------------

                                                     SHARES            VALUE
                                                     ------            -----

TEXTILES, APPAREL & LUXURY GOODS-1.0%
Deckers Outdoor Corporation*                         74,300        $  7,660,330
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS-1.2%
Williams Scotsman International Inc.*               336,030           9,123,215
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.3%
SBA Communications Corporation Cl. A*               280,075           9,332,099
                                                                   ------------

TOTAL COMMON STOCKS(Cost $651,491,763)                              695,119,185
                                                                   ------------

                                                PRINCIPAL
                                                AMOUNT
                                                ------

SHORT-TERM INVESTMENTS-6.3%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90, 8/1/07
  (Cost $46,840,000)                            $46,840,000          46,840,000
                                                                   ------------

Total Investments (Cost $698,331,763)                100.6%         741,959,185

Liabilities in Excess of Other Assets                  (0.6)         (4,661,052)
                                                       ----         -----------

NET ASSETS                                           100.0%         737,298,133
                                                ===============================


* Non-income producing securities.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $698,331,763 amounted to $43,627,422 which consisted of aggregate gross unrealized appreciation of $75,844,993 and aggregate gross unrealized depreciation of $32,217,571.

The Alger Institutional Funds
Alger MidCap Growth Institutional Fund
Schedule of Investments(Unaudited)
July 31 2007

COMMON STOCKS-94.5%                                  SHARES          VALUE
                                                     ------          -----
AEROSPACE & DEFENSE-1.6%
BE Aerospace, Inc.*                                 614,490      $   24,923,713
                                                                 --------------

AGRICULTURE-.6%
Mosaic Co. *                                        261,700           9,829,452
                                                                 --------------

BIOTECHNOLOGY-3.2%
Affymetrix Inc.*                                    920,650          22,445,447
InterMune, Inc.*                                    232,800           4,970,280
Neurocrine Biosciences, Inc.*                       581,700           5,915,889
Onyx Pharmaceuticals, Inc.*                         440,900          12,261,429
Regeneron Pharmaceuticals, Inc.*                    348,100           5,183,209
                                                                 --------------
                                                                     50,776,254
                                                                 --------------

CAPITAL MARKETS-2.2%
Affiliated Managers Group, Inc.*                    159,675          18,043,275
National Financial Partners Corporation             354,500          16,434,620
                                                                 --------------
                                                                     34,477,895
                                                                 --------------

CASINOS & RESORTS-.9%
Bally Technologies Inc.*                            610,400          15,015,840
                                                                 --------------

CHEMICALS-.4%
Nalco Holding Co.*                                  264,700           6,098,688
                                                                 --------------

COMMERCIAL BANKS-.8%
Boston Private Financial Holdings, Inc.             516,600          13,168,134
                                                                 --------------

COMMERCIAL SERVICES & SUPPLIES-3.1%
Allied Waste Industries Inc.                      1,251,565          16,107,642
Apollo Group, Inc. Cl. A*                           196,100          11,591,471
Net 1 UEPS Technologies, Inc.*                      971,817          22,186,582
                                                                 --------------
                                                                     49,885,695
                                                                 --------------

COMMUNICATION EQUIPMENT-1.8%
Research In Motion Limited*                         136,965          29,310,510
                                                                 --------------

COMPUTER SOFTWARE
Data Domain, Inc.*                                   18,700             463,947
                                                                 --------------

COMPUTER TECHNOLOGY-2.1%
Atheros Communications*                             510,035          14,219,776
NAVTEQ*                                             365,085          19,762,051
                                                                 --------------
                                                                     33,981,827
                                                                 --------------

                                                     SHARES          VALUE
                                                     ------          -----

COMPUTERS & PERIPHERALS-5.3%
Apple Computer, Inc.*                               234,300      $   30,871,368
Memc Electronic Materials, Inc.*                    533,965          32,742,734
SanDisk Corporation*                                388,100          20,813,803
                                                                 --------------
                                                                     84,427,905
                                                                 --------------

CONGLOMERATE-1.6%
ITT Corporation                                     410,700          25,824,816
                                                                 --------------

CONSTRUCTION & ENGINEERING-1.7%
Chicago Bridge & Iron Company N.V.                  458,800          18,627,280
McDermott International, Inc.*                       94,740           7,857,736
                                                                 --------------
                                                                     26,485,016
                                                                 --------------

DRUGS & PHARMACEUTICALS-1.4%
United Therapeutics Corporation*                    321,055          22,268,375
                                                                 --------------

ELECTRONICS-2.7%
Nintendo Co., Ltd.#                                 712,530          43,536,367
                                                                 --------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS
Spreadtrum Communications                            14,800             210,160
                                                                 --------------

ENERGY
LDK Solar Company Ltd.*                               6,500             291,200
                                                                 --------------

ENERGY EQUIPMENT & SERVICES-3.7%
Cameron International Corp.*                        108,430           8,457,540
National-Oilwell Varco Inc.*                        220,835          26,524,492
Transocean Inc.*                                    224,400          24,111,780
                                                                 --------------
                                                                     59,093,812
                                                                 --------------

ENGINEERING
Aecom Technology Corp.*                              24,900             646,155
                                                                 --------------

FINANCE-.9%
IntercontinentalExchange Inc. *                      98,100          14,825,853
                                                                 --------------

FINANCIAL INFORMATION SERVICES-1.5%
GFI Group Inc.*                                     325,400          24,248,808
                                                                 --------------

                                                     SHARES          VALUE
                                                     ------          -----

FINANCIAL SERVICES-4.6%
AllianceBernstein Holding LP                        119,200      $   10,003,265
CME Group, Inc. Holdings Inc.                        27,300          15,083,250
Hong Kong Exchanges & Clearing Limited            1,009,160          16,467,330
Lazard Ltd.                                         479,813          17,767,475
Nymex Holdings Inc.*                                121,100          15,076,950
                                                                 --------------
                                                                     74,398,270
                                                                 --------------

FOOD & STAPLES RETAILING-.5%
Whole Foods Market, Inc.                            220,600           8,171,024
                                                                 --------------

HEALTH CARE EQUIPMENT & SUPPLIES-2.7%
Hologic, Inc.*                                      213,900          11,080,020
Intuitive Surgical, Inc.*                           104,100          22,132,701
Zimmer Holdings, Inc.*                              138,500          10,769,760
                                                                 --------------
                                                                     43,982,481
                                                                 --------------

HEALTH CARE PROVIDERS & SERVICES-3.1%
Health Net Inc.*                                    413,950          20,507,083
McKesson Corporation                                248,100          14,330,256
Psychiatric Solutions, Inc.*                        444,270          15,145,164
                                                                 --------------
                                                                     49,982,503
                                                                 --------------

HOTELS, RESTAURANTS & LEISURE-8.1%
Accor SA                                            329,000          28,035,764
Cheesecake Factory Incorporated (The)*              187,800           4,623,636
MGM MIRAGE *                                         93,300           6,821,163
Orient-Express Hotels Ltd. Cl. A.                   818,360          38,012,822
Penn National Gaming, Inc.*                         254,900          14,656,750
Scientific Games Corporation*                       685,810          23,530,141
Starbucks Corporation                               589,900          15,738,532
                                                                 --------------
                                                                    131,418,808
                                                                 --------------

INTERNET SOFTWARE & SERVICES-4.6%
Allscripts Healthcare Solutions, Inc.*            1,254,055          28,529,750
comScore Inc.*                                        6,500             152,620
DealerTrack Holdings Inc.*                          357,172          12,879,622
Expedia, Inc.*                                      300,400           7,993,644
On2 Technologies, Inc.*                           2,029,400           3,571,744
SINA Corp.*                                         509,700          21,927,294
                                                                 --------------
                                                                     75,054,676
                                                                 --------------

LEISURE & ENTERTAINMENT-.6%
Vail Resorts Inc.                                   169,900           9,098,145
                                                                 --------------

MACHINERY-1.9%
Bucyrus International, Inc. Cl. A                   166,400          10,576,384
Oshkosh Truck Corporation*                          342,600          19,613,850
                                                                 --------------
                                                                     30,190,234
                                                                 --------------

MEDICAL PRODUCTS-.6%
Metabolix, Inc.*                                    466,000          10,247,340
                                                                 --------------

METALS-2.7%
Thompson Creek Metals Co.,Inc.*                     838,300          16,304,935
Titanium Metals Corporation*                        486,400          16,255,488
Uranium One, Inc.*                                1,009,375          11,698,656
                                                                 --------------
                                                                     44,259,079
                                                                 --------------

                                                     SHARES          VALUE
                                                     ------          -----

METALS & MINING-2.2%
Paladin Resources Limited*                        1,071,280      $    6,684,787
Peabody Energy Corporation                          490,100          20,711,626
Teck Cominco Limited                                185,100           8,218,440
                                                                 --------------
                                                                     35,614,853
                                                                 --------------

OIL & GAS-.6%
Valero Energy Corporation                           153,415          10,280,339
                                                                 --------------

OIL AND GAS EXPLORATION SERVICES-.7%
Petrobank Energy and Resources Ltd.*                420,300          11,751,588
                                                                 --------------

PHOTOGRAPHY-1.1%
Shutterfly, Inc.*                                   694,900          17,893,675
                                                                 --------------

REAL ESTATE-.9%
Jones Lang LaSalle Incorporated                     138,895          15,247,893
                                                                 --------------

RETAIL-1.8%
Sothebys Holdings Inc., Cl. A                       674,300          28,826,325
                                                                 --------------

SEMICONDUCTOR CAPITAL EQUIPMENT-.3%
SiRF Technology Holdings, Inc.*                     173,800           4,073,872
                                                                 --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.5%
KLA-Tencor Corporation                              223,200          12,675,527
Lam Research Corporation*                           307,700          17,797,368
Maxim Integrated Products, Inc.                     601,300          19,061,210
NVIDIA Corporation*                                 278,600          12,748,736
ON Semiconductor Corporation*                     2,941,325          34,766,462
Tessera Technologies Inc.*                          596,445          24,531,783
                                                                 --------------
                                                                    121,581,086
                                                                 --------------

SOFTWARE-5.0%
Activision, Inc.*                                 1,007,780          17,243,116
Adobe Systems Incorporated                          454,600          18,315,834
Solera Holdings Inc.*                               442,900           8,282,230
Synchronoss Technologies Inc. *                     378,300          13,754,988
TomTom NV*                                          368,000          23,781,189
                                                                 --------------
                                                                     81,377,357
                                                                 --------------

SPECIALTY RETAIL-3.7%
DSW Inc. Cl. A*                                     215,500           7,163,220
Gamestop Corp. Cl. A*                               532,816          21,499,126
PETSMART, Inc.                                      364,000          11,768,120
Urban Outfitters, Inc.*                             963,500          19,327,810
                                                                 --------------
                                                                     59,758,276
                                                                 --------------

TEXTILES & APPAREL-.7%
Iconix Brand Group, Inc.*                           565,700          11,189,546
                                                                 --------------

                                                     SHARES          VALUE
                                                     ------          -----

TRANSPORTATION-1.6%
Textron Inc.                                        234,600      $   26,483,994
                                                                 --------------

UTILITIES-.9%
Veolia Environnement                                192,880          14,336,770
                                                                 --------------

WIRELESS TELECOMMUNICATION SERVICES-2.6%
NII Holdings Inc. Cl. B*                            240,745          20,227,395
SBA Communications Corporation Cl. A*               649,265          21,633,510
                                                                 --------------
                                                                     41,860,905
                                                                 --------------

Total Common Stocks (Cost $1,381,313,045)                         1,526,869,461
                                                                 --------------

                                                PRINCIPAL
                                                AMOUNT
                                                ------

SHORT-TERM INVESTMENTS-4.1%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $66,753,000)                            $66,753,000          66,753,000
                                                                 --------------

Total Investments (Cost $1,448,066,045)(a)            98.6%       1,593,622,461

Other Assets in Excess of Liabilities                   1.4          22,544,141
                                                        ---      --------------

NET ASSETS                                           100.0%      $1,616,166,602
                                                ===============================


* Non-income producing securities.

# American Depositary Receipts.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,448,066,045 amounted to $145,556,416 which consisted of aggregate gross unrealized appreciation of $209,636,767 and aggregate gross unrealized depreciation of $64,080,351.

The Alger Institutional Funds
Alger Capital Appreciation Institutional Fund
Schedule of Investments(Unaudited)
July 31, 2007

COMMON STOCKS-95.3%                                  SHARES            VALUE
                                                     ------            -----

AEROSPACE & DEFENSE-3.3%
Boeing Company                                       10,500        $  1,086,015
General Dynamics Corporation                        125,700           9,874,992
                                                                   ------------
                                                                     10,961,007
                                                                   ------------

AUTO EQUIPMENT & SERVICE-2.5%
Cummins Inc.                                         61,600           7,311,920
The Goodyear Tire & Rubber Company*                  34,900           1,002,328
                                                                   ------------
                                                                      8,314,248
                                                                   ------------

BIOTECHNOLOGY-1.6%
InterMune, Inc.*                                     33,000             704,550
Neurocrine Biosciences, Inc.*                        89,900             914,283
Onyx Pharmaceuticals, Inc.*                         114,200           3,175,902
Regeneron Pharmaceuticals, Inc.*                     48,100             716,209
                                                                   ------------
                                                                      5,510,944
                                                                   ------------

BUILDING MATERIALS & GARDEN SUPPLIES-.6%
American Standard Companies Inc.                     37,600           2,032,280
                                                                   ------------

BUSINESS SERVICES-.8%
Endeavor Acquisition Corp.*                         228,600           2,526,030
                                                                   ------------

CAPITAL MARKETS-.9%
Morgan Stanley                                       16,600           1,060,242
National Financial Partners Corporation              39,300           1,821,948
                                                                   ------------
                                                                      2,882,190
                                                                   ------------

CASINOS & RESORTS-1.0%
Bally Technologies Inc.*                            142,900           3,515,340
                                                                   ------------

COMMERCIAL BANKS-.5%
Bank of America Corporation                          35,850           1,700,007
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-1.7%
Monster Worldwide Inc.*                              67,800           2,636,742
Net 1 UEPS Technologies, Inc.*                      138,500           3,161,955
                                                                   ------------
                                                                      5,798,697
                                                                   ------------

COMMUNICATION EQUIPMENT-3.1%
Cisco Systems, Inc.*                                302,600           8,748,166
Sonus Networks, Inc.*                               240,900           1,647,756
                                                                   ------------
                                                                     10,395,922
                                                                   ------------

COMMUNICATION TECHNOLOGY-.5%
Time Warner Telecom Inc. Cl. A*                      84,300           1,648,065
                                                                   ------------

                                                     SHARES            VALUE
                                                     ------            -----

COMPUTER SERVICES-.6%
Digital River, Inc.*                                 48,200        $  2,169,482
                                                                   ------------

COMPUTERS & PERIPHERALS-8.2%
Apple Computer, Inc.*                                90,600          11,937,456
Dell Inc.*                                          189,200           5,291,924
Hewlett-Packard Company                              50,100           2,306,103
Memc Electronic Materials, Inc.*                     59,400           3,642,408
Network Appliance, Inc. *                            34,600             980,564
SanDisk Corporation*                                 63,700           3,416,231
                                                                   ------------
                                                                     27,574,686
                                                                   ------------

COMPUTER TECHNOLOGY-.9%
Atheros Communications*                              52,980           1,477,082
NAVTEQ*                                              31,600           1,710,508
                                                                   ------------
                                                                      3,187,590
                                                                   ------------

CONSTRUCTION & ENGINEERING-.6%
McDermott International, Inc.*                       23,100           1,915,914
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.5%
United Therapeutics Corporation*                     75,200           5,215,872
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-4.4%
Diamond Offshore Drilling Inc.                       15,900           1,640,562
National-Oilwell Varco Inc.*                         11,900           1,429,309
Weatherford International Ltd.*                     210,000          11,619,300
                                                                   ------------
                                                                     14,689,171
                                                                   ------------

FINANCE-.6%
IntercontinentalExchange Inc. *                      15,400           2,327,402
                                                                   ------------

FINANCIAL INFORMATION SERVICES-1.0%
GFI Group Inc.*                                      45,500           3,390,660
                                                                   ------------

FINANCIAL SERVICES-5.1%
AllianceBernstein Holding LP                         32,500           2,727,400
CME Group, Inc. Holdings Inc.                        17,800           9,834,500
Dollar Financial Corporation*                        45,900           1,150,254
Lazard Ltd.                                          61,100           2,262,533
Nymex Holdings Inc.*                                  9,300           1,157,850
                                                                   ------------
                                                                     17,132,537
                                                                   ------------

FOOD & STAPLES RETAILING-1.2%
CVS Caremark Corporation                            113,700           4,001,103
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-5.2%
Cytyc Corporation*                                   61,900           2,605,990
Hologic, Inc.*                                      179,700           9,308,460
Illumina, Inc.                                       47,800           2,178,246
Intuitive Surgical, Inc.*                            15,000           3,189,150
Thoratec Corporation*                                10,200             197,982
                                                                   ------------
                                                                     17,479,828
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-1.2%
Cardinal Health, Inc.                                61,500           4,042,395
                                                                   ------------

                                                     SHARES            VALUE
                                                     ------            -----

HOTELS, RESTAURANTS & LEISURE-5.7%
Accor SA                                             37,700        $  3,212,609
Hilton Hotels Corporation                           159,700           7,060,337
MGM MIRAGE *                                         28,200           2,061,702
Penn National Gaming, Inc.*                          35,000           2,012,500
Starbucks Corporation                               119,700           3,193,596
Starwood Hotels & Resorts WorldWide, Inc.            26,900           1,693,624
                                                                   ------------
                                                                     19,234,368
                                                                   ------------

HOUSEHOLD PRODUCTS-.9%
Procter & Gamble Company                             48,802           3,018,892
                                                                   ------------

INDUSTRIAL CONGLOMERATES-.7%
General Electric Company                             62,300           2,414,748
                                                                   ------------

INSURANCE-1.0%
American International Group, Inc.                   52,100           3,343,778
                                                                   ------------

INTERNET & CATALOG RETAIL-.8%
eBay Inc.*                                           86,100           2,789,640
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.1%
DealerTrack Holdings Inc.*                           91,075           3,284,165
Google Inc. Cl. A*                                   10,200           5,202,000
SINA Corp.*                                         102,900           4,426,758
Yahoo! Inc. *                                        45,300           1,053,225
                                                                   ------------
                                                                     13,966,148
                                                                   ------------

LEISURE & ENTERTAINMENT-.2%
Cinemark Holdings, Inc.*                             40,400             660,540
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-.2%
Smith & Wesson Holding Corporation*                  36,400             684,320
                                                                   ------------

MACHINERY-2.3%
Oshkosh Truck Corporation*                          134,100           7,677,225
                                                                   ------------

MEDIA-2.6%
Dolby Laboratories Inc. Cl. A*                      104,000           3,459,040
DreamWorks Animation SKG, Inc. Cl. A*                73,400           2,275,400
Focus Media Holding Limited ADR#                     55,600           2,296,836
NeuStar, Inc. Cl. A*                                 28,600             824,824
                                                                   ------------
                                                                      8,856,100
                                                                   ------------

MEDICAL PRODUCTS-.2%
Northstar Neuroscience, Inc.*                        80,610             826,253
                                                                   ------------

METALS-.9%
HudBay Minerals, Inc.*                               33,900             829,872
Thompson Creek Metals Co.,Inc.*                      34,100             663,245
Uranium One, Inc.*                                  125,300           1,452,227
                                                                   ------------
                                                                      2,945,344
                                                                   ------------

                                                     SHARES            VALUE
                                                     ------            -----

METALS & MINING-2.5%
Cameco Corporation                                   29,000        $  1,182,620
Freeport-McMoRan Copper & Gold, Inc. Cl. B           32,200           3,026,156
Paladin Resources Limited*                          416,800           2,600,832
Peabody Energy Corporation                           39,500           1,669,270
                                                                   ------------
                                                                      8,478,878
                                                                   ------------

OIL & GAS-.6%
Range Resources Corporation                           5,800             215,412
Warren Resources Inc.*                              157,700           1,715,776
                                                                   ------------
                                                                      1,931,188
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-1.2%
Petrobank Energy and Resources Ltd.*                146,600           4,098,935
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-.5%
Adams Respiratory Therapeutics, Inc.*                49,300           1,824,593
                                                                   ------------

PHARMACEUTICALS-1.2%
Abbott Laboratories                                  77,200           3,913,268
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-.1%
FormFactor Inc.*                                      9,000             345,510
                                                                   ------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-11.4%
Intel Corporation                                   197,600           4,667,312
Lam Research Corporation*                            68,300           3,950,472
Maxim Integrated Products, Inc.                      49,900           1,581,830
ON Semiconductor Corporation*                     1,295,500          15,312,810
Tessera Technologies Inc.*                          156,100           6,420,393
Texas Instruments Incorporated                       93,300           3,283,227
Trident Microsystems, Inc.*                          77,900           1,184,859
Varian Semiconductor Equipment Associates, Inc.*     47,000           2,209,000
                                                                   ------------
                                                                     38,609,903
                                                                   ------------

SOFTWARE-2.6%
Adobe Systems Incorporated                           62,500           2,518,125
Microsoft Corporation                                67,300           1,951,027
Solera Holdings Inc.*                                83,300           1,557,710
TomTom NV*                                           41,500           2,681,846
                                                                   ------------
                                                                      8,708,708
                                                                   ------------

SPECIALTY RETAIL-1.2%
Urban Outfitters, Inc.*                             196,600           3,943,795
                                                                   ------------

TEXTILES & APPAREL-1.2%
Iconix Brand Group, Inc.*                           201,400           3,983,692
                                                                   ------------

TOBACCO-3.2%
Altria Group, Inc.                                  161,450          10,731,582
                                                                   ------------


WIRELESS TELECOMMUNICATION SERVICES-3.0%
America Movil S.A. de C.V. Series L ADR#             49,600           2,970,048
American Tower Corporation Cl. A*                    53,069           2,210,855
NII Holdings Inc. Cl. B*                             59,750           5,020,195
                                                                   ------------
                                                                     10,201,098
                                                                   ------------

Total Common Stocks (Cost $314,302,810)(b)                          321,599,876
                                                                   ------------

                                                  PRINCIPAL
                                                  AMOUNT               VALUE
                                                  ------               -----

CORPORATE BONDS-.4%
TEXTILES & APPAREL
Iconix Brand Group, Inc., 1.875%, 6/30/12(a)
  (Cost $1,475,000)                              $1,475,000        $  1,434,438
                                                                   ------------

SHORT-TERM INVESTMENTS-7.6%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
   (Cost $25,687,000)                            25,687,000          25,687,000
                                                                   ------------

Total Investments (Cost $341,464,810)(b)             103.3%         348,721,314

Liabilities In Excess of Other Assets                  (3.3)        (11,065,854)
                                                       -----       ------------

NET ASSETS                                           100.0%        $337,655,460
                                                 ===========       ============


 * Non-income producing securities.

 # American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent .4% of the net assets of the fund.

(b) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $341,464,810 amounted to $7,256,504 which consisted of aggregate gross unrealized appreciation of $19,550,807 and aggregate gross unrealized depreciation of $12,294,303.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds




By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 27, 2007




By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 27, 2007